MAXIM SERIES FUND, INC.

                          Maxim Profile II Portfolios

                                  Annual Report

                                December 31, 2002






This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

                             MAXIM SERIES FUND, INC.
                             8515 EAST ORCHARD ROAD
                        GREENWOOD VILLAGE, COLORADO 80111

TO THE SHAREHOLDERS OF MAXIM SERIES FUND, INC.

The U.S. economic recovery is proving to be sluggish and uneven. We expect growth to be below trend for the next few quarters, gaining momentum through the second half of 2003. Expectations are for real gross domestic product (GDP) growth in 2003 of 2.5%. Globally, economies remain weak with the exception of China. However, global growth is expected to firm to 2.5% in 2003 from a projected 2.0% growth rate in 2002 reflecting a modest, cyclical rebound in the euro area, sustained trend growth in the U.S. and the U.K. and stable growth in non-Japan Asia. Japan's economy is expected to have shrunk at a -0.3% rate in 2002 with projections for further deterioration in 2003 (-0.3%).

The Federal Reserve Board (Fed) responded aggressively to weaker than expected economic data with a 50 basis point cut in the Fed Funds rate to 1.25% at the November 2002 meeting. While stimulative policy and strong underlying productivity growth were expected to restore the economy to a sustainable trend rate of growth, persistent stock market weakness has undercut monetary policy stimulus and economic risks are currently biased to a below potential growth scenario. The Fed is expected to maintain its neutral bias largely because of the prospects for Federal fiscal stimulus. However, further easing will be supported if oil prices continue to rise and the economic data remain weak. Policy has been effective in keeping the U.S. out of renewed recession despite significant shocks: 1) the loss of wealth following the implosion of the stock market bubble, 2) the shock to confidence following the terrorist attacks in 2001, 3) the loss of confidence in corporate America, 4) the conflict with Iraq and North Korea and 5) the rise in the price of oil to its present $30 per barrel.

Economic data will not likely surprise on the upside in the short term, however we expect a gradual strengthening in growth to take place over the next year. Currently, economic indicators are mixed.

>> Corporate profits are improving but pricing power is limited. Corporations have cut employment, inventories and equipment investment dramatically over the past year in an effort to improve profit margins. Business spending remains soft, and inventory rebuilding is not yet occurring, as companies remain wary of increasing spending in this uncertain economic environment. The manufacturing index did surge back above 50 in December. If growth in manufacturing output can be maintained, then an increase in capital expenditure could occur in 2003.

>> Housing remains firm though prices are appreciating at a slower rate. The most recent data indicated a strong increase in housing permits and starts in December - permits were up over 8% in 2002 and housing starts were up 6.5% over the same period.

>> Layoff announcements spiked up in October, dropped sharply in November and December and are expected to jump back up in January. The economy lost 181,000 jobs in 2002 and 1.4 million jobs in 2001. The four-week moving average of initial unemployment claims has moved back down below the critical 400,000 level, suggesting that the labor market may be beginning to stabilize. The unemployment rate is currently 6.0% and we anticipate a peak of 6.2%.

>> Retail sales, including autos have been weaker than expected. The holiday season was disappointing and in fact the unexpectedly large decline in payrolls in December is largely attributable to the drop in retail jobs.

>> Core inflation will likely stay flat or slow slightly in 2003: resources are underutilized, GDP growth is expected to remain below trend and wage growth is slowing. Service sector inflation is up slightly from 2001 at 3.8% however is expected to decline modestly in 2003. Energy prices however remain elevated due to the potential for war with Iraq and the strike in Venezuela. At $30 per barrel, oil prices are up 50% from the beginning of 2002. Despite higher energy prices, inflation is expected to increase a moderate 1.8% in 2003.

>> Consumer spending is expected to grow at a slower pace in 2003 after providing significant support to economic growth last year - largely a function of rising home values and falling mortgage rates. At November 30, 2002 real consumer spending was up 2.7% year over year. Consumers tapped into the equity in their homes via refinancing thereby boosting their purchasing power, decreasing debt service costs at the same time. As support from mortgage refinancing activity slows along with the slowdown in the pace of home price appreciation, consumer spending should slow. Further supporting a slowdown in consumer spending is the expectation for increased allocation to savings as households focus on their balance sheets, the weak labor market and ongoing geopolitical risks. From November 30, 2001 to November 30, 2002, real incomes were up 6.1%, real spending was up 2.7% and the savings rate was at 4.3%.

In the past two years, government and particularly household spending have been the main drivers of growth; in the year ahead, business spending will hopefully take the lead.

The fiscal stimulus package proposed by President Bush will have an impact on GDP growth. The $674 billion package is mostly in the form of tax cuts with more than one half coming from a proposed elimination of personal income taxes on dividends. Congress will likely scale back the package to around $400 billion. The impact of the scaled back version is expected to be moderate adding 0.2% to GDP growth in 2003 and 0.8% in 2004. The GDP impact is dependent on how quickly the Bill is passed and enacted.

Given the probability of a war with Iraq, in addition to the fiscal stimulus package, the U.S. budget situation should deteriorate in 2003. Projections indicate a budget deficit of $285 billion in fiscal year 2003 followed by a deficit of $235 billion in fiscal year 2004. As a result of the expected budget deficit, the issuance of Treasury debt will increase significantly.

The potential for war with Iraq is an ongoing and significant risk. While this has been headline news for many months, the reality of war may lead to a plunge in confidence and a continued drop in consumer spending which would negatively impact an already tepid recovery.

The equity markets have rallied since early October, though the broad Indices were still down significantly on a year-to-date basis at December 31, 2002. Interest rates across the curve bottomed in early October after declining to levels not experienced since the 1960's, rising modestly since then. It is likely that inflation and yields will stay relatively low over the intermediate term, providing the Fed significant latitude to allow the economy to gain some momentum before they begin to tighten. It is improbable that the Fed would begin to tighten before growth is firmly re-established (two quarters of solid growth) and the unemployment rate is trending down. By mid-2003, as corporate governance issues fade and tensions with Iraq and North Korea are resolved, a recovery in confidence - both business and consumer, and the combined effects of monetary and fiscal stimulus, the economy should start to firm.

While it is impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs. These principles include determining one's investment objectives and tolerance for risk, adjusting for one's investment time frame, diversifying and developing an overall strategy and sticking to it.

GW Capital Management, LLC is the investment adviser for Maxim Series Fund, with the following sub-advisers providing services during the period for certain portfolios: Ariel Capital Management, Inc., Barclays Global Fund Advisors, Founders Asset Management, LLC, INVESCO Funds Group, Inc., INVESCO Global Asset Management (N.A.), Inc., Loomis, Sayles & Company, L.P., Pareto Partners, Templeton Investment Counsel, LLC and T. Rowe Price Associates, Inc.


This report and the financial statements contained herein are submitted for the general information of shareholders of Maxim Series Fund, Inc. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. For more information, including fees and expenses, please contact your registered representative to obtain a prospectus. Read it carefully before investing.

                      Maxim Aggressive Profile II Portfolio

The profile series of Portfolios was designed to provide individuals with a portfolio that is well diversified across several asset classes and funds. The Aggressive Profile II Portfolio is specifically designed for individuals who are seeking higher total returns, but also understand that greater risk is associated with this Portfolio as compared to other Profile Portfolios. Each of the Profile Portfolios is built upon a three-step approach.

1. Using modern portfolio theory, we annually allocate various percentages of the profile assets to different asset classes.

2.      To maintain the asset class mix, we rebalance the Portfolio quarterly.

3. We choose the underlying funds from among several eligible. Currently, the specific funds are chosen based upon the historical returns, Sharpe ratio (a risk adjusted performance measurement), and Morningstar category rating of the eligible.

The performance of the Portfolio in 2002 was influenced by the overall financial markets where most of the major equity indexes suffered their third consecutive negative year. For the year, the Wilshire 5000 lost 20.85% of its value while the MSCI EAFE index of international stocks lost almost 16%. Contrasting the equity returns, the bond markets generally produced positive returns with the Lehman Aggregate Bond Index ending the year up 10.27%. Overall, the Maxim Aggressive Profile II Portfolio slightly out-performed its composite index. The Portfolio's relative performance to its composite index was particularly aided by exposure to the Maxim Ariel Small-Cap Value Portfolio, the Maxim Ariel Mid-Cap Value Portfolio, and the Maxim T. Rowe Price Equity/Income Portfolio. Funds that most under-performed to their benchmarks were the Artisan International Fund, the Maxim Templeton International Equity Portfolio and the Fidelity VIP Growth Fund.

The Portfolio's asset class and underlying portfolio allocations for the year 2002 were as follows:

Asset              Underlying 1st    Underlying    2nd   Underlying      3rd   Underlying        4th
Class      AllocatiPortfolio  Qtr.   Portfolio     Qtr.  Portfolio       Qtr   Portfolio         Qtr
--------------------------------------------------------------------------------------------------------
International 25%  Artisan    8.33%  Artisan       8.33% Artisan         8.33% Artisan           8.33%
                   International     International       International         International
                   Maxim      8.33%  Maxim         8.33% Maxim           8.33% Maxim Templeton   8.34%
                   Templeton         Templeton           Templeton             International
                   International     International       International         Equity
                   Equity            Equity              Equity
                   Maxim      8.33%  Maxim         8.33% Maxim INVESCO   8.33% Maxim INVESCO ADR 8.33%
                   INVESCO           INVESCO ADR         ADR
                   ADR

--------------------------------------------------------------------------------------------------------
Small-Cap     20%  AIM Small  6.67%  AIM Small     6.67% AIM Small Cap   6.67% AIM Small Cap     2.64%
                   Cap               Cap Growth A        Growth A              Growth A
                   Growth A

                   Maxim      6.67%  Maxim Loomis  6.67% Maxim Loomis    6.67% Maxim Loomis      6.67%
                   Loomis            Sayles              Sayles                Sayles Small-Cap
                   Sayles            Small-Cap           Small-Cap Value       Value
                   Small-Cap         Value
                   Value
                   Maxim      6.67%  Maxim Ariel   6.67% Maxim Ariel     6.67% Maxim Ariel       6.66%
                   Ariel             Small-Cap           Small-Cap Value       Small-Cap Value
                   Small-Cap         Value
                   Value
                                                                               Maxim INVESCO     4.03%
                                                                               Small Cap Growth

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Mid-Cap       30%  Fidelity     10%  Fidelity       10%  Fidelity         10%  Maxim T. Rowe      14.60%
                   Advisor           Advisor Mid         Advisor Mid           Price Mid-Cap
                   Mid Cap T         Cap T               Cap T                 Growth

                   Maxim T.     10%  Maxim T.       10%  Maxim T. Rowe    10%  Maxim Ariel       10.00%
                   Rowe              Rowe Price          Price Mid-Cap         Mid-Cap Value
                   Price             Mid-Cap             Growth
                   Mid-Cap           Growth
                   Growth
                   Maxim        10%  Maxim Ariel    10%  Maxim Ariel      10%  RS Emerging       3.00%
                   Ariel             Mid-Cap Value       Mid-Cap Value         Growth A
                   Mid-Cap
                   Value
                                                                               Putnam Capital    2.40%
                                                                               Opp A

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Large-Cap     25%  Fidelity   8.33%  Fidelity VIP  8.33% Fidelity VIP    8.33% Fidelity VIP      6.40%
                   VIP Growth        Growth              Growth                Growth
                   Maxim T.   8.33%  Maxim T.      8.33% Maxim T. Rowe   8.33% Maxim T. Rowe     8.33%
                   Rowe              Rowe Price          Price                 Price
                   Price             Equity/Income       Equity/Income         Equity/Income
                   Equity/Income
                   Oppenheimer8.33%  Oppenheimer   8.33% Oppenheimer     8.33% Maxim  Stock      6.94%
                   Capital           Capital             Capital               Index
                   Appreciation      Appreciation        Appreciation
                                                                               MFS Strategic     1.93%
                                                                               Growth A
                                                                               Federated         1.40%
                                                                               Capital App A
--------------------------------------------------------------------------------------------------------
                              Line Graph Comparison

                    Maxim          New                    Wilshire     MSCI       MSCI
                 Aggressive                   Previous                 World
                 Profile II     Composite     Composite     5000      ex U.S.     EAFE
                  Portfolio       Index         Index       Index      Index     Index
                  10,000.00     10,000.00     10,000.00   10,000.00  10,000.00 10,000.00
      1999        11,692.00     11,535.95     11,533.21   11,479.47  11,694.42 11,705.40
      2000        10,972.94     10,187.90     10,171.52   10,223.62  10,009.65 10,075.69
      2001        9,505.86      8,815.59      8,767.09    9,110.26   7,751.47   7,938.64
      2002        7,716.86      7,010.60      6,934.77    7,098.72   6,405.82   6,695.45


$7,716.86  Maxim Aggressive Profile II Portfolio
$7,010.60  New Composite Index
$6,934.77  Previous Composite Index
$7,098.72  Wilshire 5000 Index
$6,695.45  MSCI EAFE Index
$6,405.82  MSCI World ex U.S. Index
As of 12/31/02

Maxim Aggressive Profile II Portfolio
Total Return -

One Year: -18.82%
Since Inception: -7.48%

Portfolio Inception: 9/16/99

Previous Composite Index:    Wilshire 5000 - 75%
                        MSCI World ex U.S. - 25%

New Composite Index:  Wilshire 5000 - 75%
                          MSCI EAFE - 25%

Please note that the composite index was modestly changed from the previous year to be more reflective of the underlying asset classes.

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Aggressive Profile II Portfolio, made at its inception, with the performance of the Previous Composite Index, the New Composite Index, the Wilshire 5000 Index, the Morgan Stanley Capital International World, excluding the U.S., Index and the Morgan Stanley Capital International Europe, Australasia Far East Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                       Maxim Moderately Aggressive Profile II Portfolio

The profile series of Portfolios was designed to provide individuals with a portfolio that is well diversified across several asset classes and funds. The Moderately Aggressive Profile II Portfolio is specifically designed for individuals who are seeking above average returns, but are also willing to take on additional risk. Each of the Profile Portfolios is built upon a three-step approach.

1. Using modern portfolio theory, we annually allocate various percentages of the profile assets to different asset classes.

2.      To maintain the asset class mix, we rebalance the Portfolio quarterly.

3. We choose the underlying funds from among several eligible. Currently, the specific funds are chosen based upon the historical returns, Sharpe ratio (a risk adjusted performance measurement), and Morningstar category rating of the eligible.

The performance of the Portfolio in 2002 was influenced by the overall financial markets where most of the major equity indexes suffered their third consecutive negative year. For the year, the Wilshire 5000 lost 20.85% of its value while the MSCI EAFE index of international stocks lost almost 16%. Contrasting the equity returns, the bond markets generally produced positive returns with the Lehman Aggregate Bond Index ending the year up 10.27%. Overall, the Maxim Moderately Aggressive Profile II Portfolio under-performed its composite index. The Portfolio's relative performance to its composite index was particularly aided by exposure to the Maxim Ariel Small-Cap Value Portfolio, the Maxim Ariel Mid-Cap Value Portfolio, and the Maxim T. Rowe Price Equity/Income Portfolio. Funds that most under-performed to their benchmarks were the Artisan International Fund, the Maxim Templeton International Equity Portfolio, Fidelity VIP Growth Fund, and the Lord Abbett Bond-Debenture A Fund.

The Portfolio's asset class and underlying portfolio allocations for the year 2002 were as follows:

Asset             Underlying     1st  Underlying     2nd   Underlying  3rd   Underlying  4th
Class      AllocatPortfolio      Qtr. Portfolio      Qtr.  Portfolio   Qtr   Portfolio   Qtr
------------------------------------------------------------------------------------------------
International 20% Artisan        6.67%Artisan        6.67% Artisan     6.67% Artisan     6.67%
                  International       International        International     International
                  Maxim          6.67%Maxim          6.67% Maxim       6.67% Maxim       6.66%
                  Templeton           Templeton            Templeton         Templeton
                  International       International        International     International
                  Equity              Equity               Equity            Equity
                  Maxim INVESCO  6.67%Maxim INVESCO  6.67% Maxim       6.67% Maxim       6.67%
                  ADR                 ADR                  INVESCO ADR       INVESCO ADR
------------------------------------------------------------------------------------------------
Small-Cap     10% AIM Small Cap  3.33%AIM Small Cap  3.33% AIM Small   3.33% AIM Small   1.25%
                  Growth A            Growth A             Cap Growth        Cap Growth
                                                           A                 A

                  Maxim Loomis   3.33%Maxim Loomis   3.33% Maxim       3.33% Maxim       3.33%
                  Sayles Small        Sayles Small         Loomis            Loomis
                  Cap Value           Cap Value            Sayles            Sayles
                                                           Small Cap         Small Cap
                                                           Value             Value
                  Maxim Ariel    3.33%Maxim Ariel    3.33% Maxim       3.33% Maxim       3.34%
                  Small Cap           Small Cap            Ariel             Ariel
                  Value               Value                Small Cap         Small Cap
                                                           Value             Value
                                                                             Maxim       2.08%
                                                                             INVESCO

                                                                             Small Cap
                                                                             Growth

------------------------------------------------------------------------------------------------
Mid-Cap       20% Fidelity Adv   6.67%Fidelity Adv   6.67% Fidelity    6.67% Maxim T.    9.71%
                  Mid Cap T           Mid Cap T            Adv Mid           Rowe Price
                                                           Cap T             MidCap
                                                                             Growth

                  Maxim T. Rowe  6.67%Maxim T. Rowe  6.67% Maxim T.    6.67% Maxim       6.67%
                  Price MidCap        Price MidCap         Rowe Price        Ariel
                  Growth              Growth               MidCap            MidCap
                                                           Growth            Value
                  Maxim Ariel    6.67%Maxim Ariel    6.67% Maxim       6.67% RS          2.12%
                  MidCap Value        MidCap  Value        Ariel             Emerging
                                                           MidCap            Growth A
                                                           Value
                                                                             Putnam Cap  1.50%
                                                                             Opp A

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Large-Cap     25% Fidelity VIP   8.33%Fidelity VIP   8.33% Fidelity    8.33% Fidelity    6.40%
                  Growth              Growth               VIP Growth        VIP Growth
                  Oppenheimer    8.33%Oppenheimer    8.33% Oppenheimer 8.33% Maxim       6.94%
                  Capital App         Capital App          Capital App       Stock Index
                  Maxim T. Rowe  8.33%Maxim T. Rowe  8.33% Maxim T.    8.33% Maxim T.    8.33%
                  Price               Price                Rowe Price        Rowe Price
                  Equity/Income       Equity/Income        Equity/Income     Equity /
                                                                             Income
                                                                             MFS         1.93%
                                                                             Strategic
                                                                             Growth A
                                                                             Federated   1.40%
                                                                             Capital
                                                                             App A
                  ---------------     ---------------      ------------      ------------
------------------------------------------------------------------------------------------------
Bond          25% Maxim U.S.     6.25%Maxim U.S.     6.25% Maxim U.S.  6.25% Maxim U.S.  6.25%
                  Government          Government           Government        Government
                  Securities          Securities           Securities        Securities
                  Lord Abbett    6.25%Lord Abbett    6.25% Lord        6.25% Lord        6.25%
                  Bond Deb A          Bond Deb A           Abbett            Abbett
                                                           Bond Deb A        Bond Deb A
                  Maxim Global   6.25%Maxim Global   6.25% Maxim       6.25% Maxim       6.25%
                  Bond                Bond                 Global Bond       Global Bond
                  PIMCO Total    6.25%PIMCO Total    6.25% PIMCO       6.25% PIMCO       6.25%
                  Return Admin        Return Admin         Total             Total
                                                           Return            Return
                                                           Admin             Admin
------------------------------------------------------------------------------------------------

                              Line Graph Comparison

         Maxim Moderately    Composite      MSCI     Wilshire    Lehman
            Aggressive
            Profile II                      EAFE       5000    Aggregate
             Portfolio         Index        Index     Index    Bond Index
             10,000.00       10,000.00    10,000.00 10,000.00  10,000.00
     1999    11,216.00       11,158.54    11,705.40 11,479.47  10,015.00
     2000    10,568.84       10,500.85    10,075.69 10,223.62  11,179.74
     2001    9,433.74        9,648.02     7,938.64   9,110.26  12,123.31
     2002    8,180.00        8,421.66     6,695.45   7,098.72  13,367.17


$8,180.00   Maxim Moderately Aggressive Profile II Portfolio

$8,421.66   Composite Index

$6,695.45   MSCI EAFE Index

$7,098.72   Wilshire 5000 Index

$13,367.17  Lehman Aggregate Bond Index

As of 12/31/02

Maxim Moderately Aggressive Profile II Portfolio
Total Return -

One Year: -13.29%
Since Inception: -5.85%

Portfolio Inception: 9/16/99

Composite Index:      Wilshire 5000 - 55%

               Lehman Aggregate Bond - 25%

               MSCI EAFE - 20%

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderately Aggressive Profile II Portfolio, made at its inception, with the performance of a Composite Index, the Morgan Stanley Capital International Europe, Australasia Far East Index, the Wilshire 5000 Index and the Lehman Aggregate Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                       Maxim Moderate Profile II Portfolio

The profile series of Portfolios was designed to provide individuals with a portfolio that is well diversified across several asset classes and funds. The Moderate Profile II Portfolio is specifically designed for individuals who are seeking a balance between expected long-term returns and risk. Each of the Profile Portfolios is built upon a three-step approach.

1. Using modern portfolio theory, we annually allocate various percentages of the profile assets to different asset classes.

2. To maintain the asset class mix, we rebalance the Profile Portfolios quarterly.

3. We choose the underlying funds from among several eligible. Currently, the specific funds are chosen based upon the historical returns, Sharpe ratio (a risk adjusted performance measurement), and Morningstar category rating of the eligible.

The performance of the Portfolio in 2002 was influenced by the overall financial markets where most of the major equity indexes suffered their third consecutive negative year. For the year, the Wilshire 5000 lost 20.85% of its value while the MSCI EAFE index of international stocks lost almost 16%. Contrasting the equity returns, the bond markets generally produced positive returns with the Lehman Aggregate Bond Index ending the year up 10.27%. Overall, the Maxim Moderate Profile II Portfolio under-performed its composite index. The Portfolio's relative performance to its composite index was aided by exposure to the Maxim Ariel Small-Cap Value Portfolio, the Maxim Ariel Mid-Cap Value Portfolio, and the Maxim T. Rowe Price Equity/Income Portfolio. Funds that most under-performed to their benchmarks were the Artisan International Fund, the Maxim Templeton(R) International Equity Portfolio, Fidelity VIP Growth Fund, and the Lord Abbett Bond-Debenture A Fund.

The Portfolio's asset class and underlying portfolio allocations for the year 2002 were as follow:

Asset             Underlying    1st   Underlying  2nd   Underlying            Underlying
  Class   AllocatiPortfolio     Qtr.  Portfolio   Qtr.  Portfolio     3rd Qtr Portfolio        4th Qtr
-------------------------------------------------------------------------------------------------------
Internationa15%   Artisan        5%   Artisan      5%   Artisan          5%   Artisan             5%
                  International       International     International         International
                  Maxim          5%   Maxim        5%   Maxim            5%   Maxim               5%
                  Templeton(R)        Templeton(R)      Templeton(R)          Templeton(R)
                  International       International     International         International
                  Equity              Equity            Equity                Equity
                  Maxim          5%   Maxim        5%   Maxim            5%   Maxim INVESCO       5%
                  INVESCO ADR         INVESCO ADR       INVESCO ADR           ADR
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Small-Cap   10%   AIM Small     3.33% AIM Small   3.33% AIM Small     3.33%   AIM Small Cap    1.25%
                  Cap Growth A        Cap Growth        Cap Growth A          Growth A
                                      A

                  Maxim Loomis  3.33% Maxim       3.33%       Maxi m  3.33%         Maxi m     3.33%
                  Sayles              Loomis            Loomis                Loomis Sayles
                  Small-Cap           Sayles                  Sayles
                  Value               Small-Cap         Small-Cap             Small-Cap Value
                                   Value Value

                  Maxim Ariel   3.33% Maxim       3.33% Maxim Ariel   3.33%   Maxim Ariel      3.33%
                  Small-Cap           Ariel             Small-Cap             Small-Cap Value
                  Value               Small-Cap         Value
                                      Value

                                                                              Maxim INVESCO    2.09%
                                                                              Small-Cap Growth

-------------------------------------------------------------------------------------------------------
Mid-Cap     10%   Fidelity      3.33% Fidelity    3.33% Fidelity      3.33%   Maxim T. Rowe    4.02%
                  Advisors Mid        Advisors          Advisors Mid          Price Mid-Cap
                  Cap T               Mid Cap T         Cap T                 Growth
                  Maxim T.      3.33% Maxim T.    3.33% Maxim T.      3.33%   Maxim Ariel      4.18%
                  Rowe Price          Rowe Price        Rowe Price            Mid-Cap Value
                  Mid-Cap             Mid-Cap           Mid-Cap
                  Growth              Growth            Growth
                  Maxim Ariel   3.33% Maxim       3.33% Maxim Ariel   3.33%   RS Emerging      1.20%
                  Mid-Cap Value       Ariel             Mid-Cap Value         Growth A
                                      Mid-Cap
                                      Value

                                                                              Putnam Capital   0.60%
                                                                              Opp A

-------------------------------------------------------------------------------------------------------
Large-Cap   25%   Fidelity VIP  8.33% Fidelity    8.33% Fidelity VIP  8.33%   Fidelity VIP     6.40%
                  Growth              VIP Growth        Growth                Growth
                  Oppenheimer   8.33% Oppenheimer 8.33% Oppenheimer   8.33%   Maxim T. Rowe    8.33%
                  Capital             Capital           Capital               Price
                  Appreciation        Appreciation      Appreciation          Equity/Income
                  Maxim T. Rowe 8.33% Maxim T.    8.33% Maxim T. Rowe 8.33%   Maxim Stock      6.94%
                  Price               Rowe Price        Price                 Index
                  Equity/Income       Equity/Income     Equity/Income
                                                                              MFS Strategic    1.93%
                                                                              Growth A
                                                                              Federated        1.40%
                                                                              Capital App A

-------------------------------------------------------------------------------------------------------
Bond        35%   Maxim Global  8.75% Maxim       8.75% Maxim Global  8.75%   Maxim Global     8.75%
                  Bond                Global Bond       Bond                  Bond
                  Lord Abbett   8.75% Lord        8.75% Lord Abbett   8.75%   Lord Abbett      8.75%
                  Bond-Debenture      Abbett            Bond-Debenture        Bond-Debenture A
                  A                   Bond-Debenture    A
                                      A

                  PIMCO Total   8.75% PIMCO       8.75% PIMCO Total   8.75%   PIMCO Total      8.75%
                  Return Admin        Total             Return Admin          Return Admin
                                      Return
                                      Admin

                  Maxim U.S.    8.75% Maxim U.S.  8.75% Maxim U.S.    8.75%   Maxim U.S.       8.75%
                  Gov't               Gov't             Gov't                 Gov't Securities
                  Securities          Securities        Securities
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Short        5%   Maxim Short    5%   Maxim        5%   Maxim Short      5%   Maxim Short         5%
Term Bond         Duration Bond       Short             Duration Bond         Duration Bond
                                      Duration
                                      Bond

-------------------------------------------------------------------------------------------------------

                              Line Graph Comparison

         Maxim Moderate   Composite        Lehman          MSCI        Wilshire      Lehman
                                                                                    1-3 Year

           Profile II                    Aggregate         EAFE          5000        Credit
           Portfolio        Index        Bond Index        Index         Index        Index
           10,000.00      10,000.00      10,000.00       10,000.00     10,000.00    10,000.00
  1999     10,868.00      11,353.70      10,015.00       11,705.40     11,479.47    10,116.80
  2000     10,629.99      11,064.10      11,179.74       10,075.69     10,223.62    10,906.32
  2001      9,913.53      10,548.68      12,123.31       7,938.64      9,110.26     11,930.31
  2002      8,958.86      11,429.03      13,367.17       6,695.45      7,098.72     12,759.47

$8,958.86   Maxim Moderate Profile II Portfolio

$11,429.03  Composite Index

$13,367.17  Lehman Aggregate Bond Index

$6,695.45   MSCI EAFE Index

$7,098.72   Wilshire 5000 Index

$12,759.47  Lehman 1-3 Year Credit Index

As of 12/31/02

Maxim Moderate Profile II Portfolio
Total Return -

One Year: -9.63%
Since Inception: -3.24%

Portfolio Inception: 9/16/99

Composite Index:     Wilshire 5000 - 45%
                     Lehman Aggregate Bond - 35%
                     MSCI EAFE - 15%
                     Lehman 1-3 Year Credit - 5%

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderate Profile II Portfolio, made at its inception, with the performance of a Composite Index, the Lehman Aggregate Index, the Morgan Stanley Capital International Europe, Australasia, Far East Index, the Wilshire 5000 Index and the Lehman 1-3 Year Credit Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

               Maxim Moderately Conservative Profile II Portfolio

The profile series of Portfolios was designed to provide individuals with a portfolio that is well diversified across several asset classes and funds. The Moderately Conservative Profile II Portfolio is specifically designed for individuals who are seeking to control risk, but is also comfortable with some exposure to higher risk asset classes. Each of the Profile Portfolios is built upon a three-step approach.

1. Using modern portfolio theory, we annually allocate various percentages of the profile assets to different asset classes.

2.      To maintain the asset class mix, we rebalance the Portfolio quarterly.

3. We choose the underlying funds from among several eligible. Currently, the specific funds are chosen based upon the historical returns, Sharpe ratio (a risk adjusted performance measurement), and Morningstar category rating of the eligible.

The performance of the Portfolio in 2002 was influenced by the overall financial markets where most of the major equity indexes suffered their third consecutive negative year. For the year, the Wilshire 5000 lost 20.85% of its value while the MSCI EAFE index of international stocks lost almost 16%. Contrasting the equity returns, the bond markets generally produced positive returns with the Lehman Aggregate Bond Index ending the year up 10.27%. Overall, the Maxim Moderately Conservative Profile II Portfolio under-performed its composite index. The Portfolio's relative performance to its composite index was particularly aided by exposure to the Maxim Ariel Mid-Cap Value Portfolio, and the Maxim T. Rowe Price Equity/Income Portfolio. Funds that most under preformed to their benchmarks were the Artisan International Fund, the Maxim Templeton(R) International Equity Portfolio, Fidelity VIP Growth Fund, and the Lord Abbett Bond-Debenture A Fund.

The Portfolio's asset class and underlying portfolio allocations for the year 2002 were as follows:

Asset      AllocatiUnderlying  1st    Underlying  2nd    Underlying  3rd    Underlying  4th Qtr
Class              Portfolio   Qtr.   Portfolio   Qtr.   Portfolio   Qtr    Portfolio
------------------------------------------------------------------------------------------------
International10%   Artisan     3.33%  Artisan     3.33%  Artisan     3.33%  Artisan     3.33%
                   International      International      International      International
                   Maxim       3.33%  Maxim       3.33%  Maxim       3.33%  Maxim       3.33%
                   Templeton(R)       Templeton(R)       Templeton(R)       Templeton(R)
                   Int'l              Int'l              Int'l              Int'l
                   Equity             Equity             Equity             Equity
                   Maxim       3.33%  Maxim       3.33%  Maxim       3.33%  Maxim       3.33%
                   INVESCO ADR        INVESCO ADR        INVESCO ADR        INVESCO ADR
------------------------------------------------------------------------------------------------
Mid-Cap      10%   Fidelity    3.33%  Fidelity    3.33%  Fidelity    3.33%  Maxim T.    4.02%
                   Adv Mid            Adv Mid            Adv Mid            Rowe Price
                   Cap T              Cap T              Cap T              MidCap
                                                                            Growth

                   Maxim T.    3.33%  Maxim T.    3.33%  Maxim T.    3.33%  Maxim       4.18%
                   Rowe Price         Rowe Price         Rowe Price         Ariel
                   MidCap             MidCap             MidCap             MidCap
                   Growth             Growth             Growth             Value
                   Maxim       3.33%  Maxim       3.33%  Maxim       3.33%  RS          1.20%
                   Ariel              Ariel              Ariel              Emerging
                   MidCap             MidCap             MidCap             Growth A
                   Value              Value              Value
                                                                            Putnam      0.60%
                                                                            Capital
                                                                            Opp A

                   ------------       ------------       ------------       ------------
------------------------------------------------------------------------------------------------
Large-Cap    25%   Fidelity    8.33%  Fidelity    8.33%  Fidelity    8.33%  Fidelity    6.40%
                   VIP Growth         VIP Growth         VIP Growth         VIP Growth
                   Oppenheimer 8.33%  Oppenheimer 8.33%  Oppenheimer 8.33%  Maxim       6.94%
                   Cap App            Cap App            Cap App            Stock Index
                   Maxim T.    8.33%  Maxim T.    8.33%  Maxim T.    8.33%  Maxim T.    8.33%
                   Rowe Price         Rowe Price         Rowe Price         Rowe Price
                   Equity/Income      Equity/Income      Equity/Income      Equity/Income
                                                                            MFS         1.93%
                                                                            Strategic
                                                                            Growth A
                                                                            Federated   1.40%
                                                                            Capital
                                                                            App A
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Bond         45%   Maxim       11.25% Maxim       11.25% Maxim       11.25% Maxim       11.25%
                   Global Bond        Global Bond        Global Bond        Global Bond
                   Lord        11.25% Lord        11.25% Lord        11.25% Lord        11.25%
                   Abbett             Abbett             Abbett             Abbett
                   Bond               Bond               Bond               Bond Deb A
                   Debenture A        Debenture A        Debenture A
                   PIMCO       11.25% PIMCO       11.25% PIMCO       11.25% PIMCO
                   Total              Total              Total              Total       11.25%
                   Return             Return             Return             Return
                   Admin              Admin              Admin              Admin
                   Maxim U.S.  11.25% Maxim U.S.  11.25% Maxim U.S.  11.25% Maxim U.S.  11.25%
                   Govt Sec           Govt Sec           Govt Sec           Govt Sec
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Short        10%   Maxim        10%   Maxim        10%   Maxim        10%   Maxim         10%
Term Bond          Short              Short              Short              Short
                   Duration           Duration           Duration           Duration
                   Bond               Bond               Bond               Bond
------------------------------------------------------------------------------------------------

                              Line Graph Comparison

         Maxim Moderately  Composite    Lehman      MSCI     Wilshire     Lehman
           Conservative                1-3 Year
            Profile II                  Credit      EAFE       5000     Aggregate
             Portfolio       Index      Index       Index      Index    Bond Index
             10,000.00     10,000.00  10,000.00   10,000.00  10,000.00  10,000.00
  1999       10,779.00     10,788.68  10,090.60   11,705.40  11,783.57   9,966.30
  2000       10,525.69     10,874.19  10,878.07   10,075.69  10,494.45  11,125.38
  2001       9,959.41      10,744.18  11,899.41   7,938.64   9,351.60   12,064.36
  2002       9,335.95      10,316.35  12,726.42   6,695.45   7,286.77   13,302.17


$9,335.95   Maxim Moderately Conservative Profile II Portfolio

$10,316.35  Composite Index

$12,726.42  Lehman 1-3 Year Credit Index

$6,695.45   MSCI EAFE Index

$7,286.77   Wilshire 5000 Index

$13,302.17  Lehman Aggregate Bond Index

As of 12/31/02

Maxim Moderately Conservative Profile II Portfolio
Total Return -

One Year: -6.26%
Since Inception: -2.04%

Portfolio Inception: 9/27/99

Composite Index:      Lehman Aggregate Bond - 45%
                              Wilshire 5000 - 35%
                                  MSCI EAFE - 10%
                     Lehman 1-3 Year Credit - 10%

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderately Conservative Profile II Portfolio, made at its inception, with the performance of a Composite Index, the Lehman 1-3 Year Credit Index, the Morgan Stanley Capital International Europe, Australasia, Far East Index, the Wilshire 5000 Index and the Lehman Aggregate Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                     Maxim Conservative Profile II Portfolio

The profile series of Portfolios was designed to provide individuals with a portfolio that is well diversified across several asset classes and funds. The Conservative Profile II Portfolio is specifically designed for individuals who are seeking to establish a conservative portfolio, but want some exposure to the equity markets. Each of the Profile Portfolios is built upon a three-step approach.

1. Using modern portfolio theory, we annually allocate various percentages of the profile assets to different asset classes.

2.      To maintain the asset class mix, we rebalance the Portfolio quarterly.

3. We choose the underlying funds from among several eligible. Currently, the specific funds are chosen based upon the historical returns, Sharpe ratio (a risk adjusted performance measurement), and Morningstar category rating of the eligible.

The performance of the Portfolio in 2002 was influenced by the overall financial markets where most of the major equity indexes suffered their third consecutive negative year. For the year, the Wilshire 5000 lost 20.85% of its value while the MSCI EAFE index of international stocks lost almost 16%. Contrasting the equity returns, the bond markets generally produced positive returns with the Lehman Aggregate Bond Index ending the year up 10.27%. Overall, the Maxim Conservative Profile II Portfolio slightly out-performed its composite index. The Portfolio's relative performance to its composite index was particularly aided by exposure to the Maxim T. Rowe Price Equity/Income Portfolio. Funds that most under-performed to their broad benchmarks were the Fidelity VIP Growth Fund, and the Lord Abbett Bond-Debenture A Fund.

The Portfolio's asset class and underlying portfolio allocations for the year 2002 were as follows:

Asset      AllocatiUnderlying    1st    Underlying  2nd    Underlying 3rd    Underlying  4th
Class              Portfolio     Qtr.   Portfolio   Qtr.   Portfolio  Qtr    Portfolio   Qtr
------------------------------------------------------------------------------------------------
Large-Cap    25%   Fidelity VIP  8.33%  Fidelity    8.33%  Fidelity   8.33%  Fidelity    6.40%
                   Growth               VIP Growth         VIP Growth        VIP Growth
                   Oppenheimer   8.33%  Oppenheimer 8.33%  Oppenheimer8.33%  Maxim       6.94%
                   Capital              Capital            Capital           Stock Index
                   Apprec               Apprec             Apprec
                   Maxim T.      8.33%  Maxim T.    8.33%  Maxim T.   8.33%  Maxim T.    8.33%
                   Rowe Price           Rowe Price         Rowe              Rowe Price
                   Equity/Income        Equity/Income      Price             Equity/Income
                                                           Equity/Income

                                                                             MFS         1.93%
                                                                             Strategic
                                                                             Growth A
                                                                             Federated   1.40%
                                                                             Capital
                                                                             App A
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Bond         50%   Maxim Global  12.50% Maxim       12.50% Maxim      12.50% Maxim       12.50%
                   Bond                 Global Bond        Global            Global Bond
                                                           Bond

                   Lord Abbett   12.50% Lord        12.50% Lord       12.50% Lord        12.50%
                   Bond-Debenture       Abbett             Abbett            Abbett
                   A                    Bond-Debenture     Bond-Debenture    Bond-Debenture
                                        A                  A                 A
                   PIMCO         12.50% PIMCO       12.50% PIMCO      12.50% PIMCO       12.50%
                   Total                Total              Total             Total
                   Return               Return             Return            Return
                   Admin                Admin              Admin             Admin
                   Maxim U.      12.50% Maxim U.    12.50% Maxim      12.50% Maxim U.    12.50%
                   S. Gov't             S. Gov't           U. S.             S. Gov't
                   Securities           Securities         Gov't             Securities
                                                           Securities

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Short        25%   Maxim Short    25%   Maxim        25%   Maxim       25%   Maxim        25%
Term Bond          Duration Bond        Short              Short             Short
                                        Duration           Duration          Duration
                                        Bond               Bond              Bond
------------------------------------------------------------------------------------------------



                              Line Graph Comparison

            Maxim     Previous      Lehman      Lehman    Wilshire   Lehman       New
        Conservative             Intermediate  1-3 Year             Aggregate
         Profile II   Composite  Govt/Credit    Credit      5000      Bond     Composite
         Portfolio     Index       Index        Index     Index      Index      Index
          10,000.00   10,000.00   10,000.00    10,000.00 10,000.00  10,000.00  10,000.00
  1999    10,500.00   10,464.51   10,005.50    10,055.20 11,791.82  10,015.00  10,469.26
  2000    10,599.75   10,921.57   11,018.06    10,876.81 10,501.79  11,179.74  11,005.57
  2001    10,663.35   11,346.50   12,005.27    11,804.93  9,358.15  12,123.31  11,405.15
  2002    10,511.93   11,448.90   13,186.59    12,514.40  7,291.87  13,367.17  11,532.04

$10,511.93 Maxim Conservative Profile II Portfolio $11,448.90 Previous Composite
Index $13,186.59 Lehman Intermediate Govt/Credit Index $12,514.40 Lehman 1-3
Year Credit Index $7,291.87 Wilshire 5000 Index $13,367.17 Lehman Aggregate Bond
Index $11,532.04 New Composite Index As of 12/31/02

Maxim Conservative Profile II Portfolio
Total Return -

One Year: -1.42%
Since Inception: 1.53%

Portfolio Inception: 9/30/99

New Composite Index:  Lehman Aggregate Bond - 50%
                      Lehman 1-3 Year Credit - 25%
                      Wilshire 5000 - 25%

Previous Composite Index:    Lehman Intermediate Govt/Credit - 50%
                      Lehman 1-3 Year Credit - 25%
                      Wilshire 5000 - 25%

Please note that the composite index was modestly changed from the previous year to be more reflective of the underlying asset classes.

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Conservative Profile II Portfolio, made at its inception, with the performance of the Previous Composite Index, the New Composite Index, the Lehman Int. Govt./Credit Index, the Lehman 1-3 Year Credit Index, the Lehman Aggregate Bond Index and the Wilshire 5000 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Aggressive Profile II, Conservative Profile II, Moderate Profile II, Moderately Aggressive Profile II, and Moderately Conservative Profile II Portfolios of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the period from September 16, 1999 (inception) to December 31, 1999 and for each of the three years in the period ended December 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Aggressive Profile II, Conservative Profile II, Moderate Profile II, Moderately Aggressive Profile II, and Moderately Conservative Profile II Portfolios of the Maxim Series Fund, Inc. as of December 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the period from September 16, 1999 (inception) to December 31, 1999 and for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

February 7, 2003

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      MODERATELY       MODERATELY
                                                  AGGRESSIVE        CONSERVATIVE     MODERATE        AGGRESSIVE        CONSERVATIVE
                                                  PROFILE II       PROFILE II       PROFILE II       PROFILE II        PROFILE II
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                 --------------   --------------   --------------   --------------   --------------
                                                 --------------   --------------   --------------   --------------   --------------
ASSETS:
    Investments in securities, market value(1) $   367,141,768  $   138,065,406  $   595,585,615  $    50,589,627     $ 11,923,507
                                                 --------------   --------------   --------------   --------------   --------------
                                                 --------------   --------------   --------------   --------------   --------------

    Total assets                                   367,141,768      138,065,406      595,585,615       50,589,627       11,923,507
                                                 --------------   --------------   --------------   --------------   --------------
                                                 --------------   --------------   --------------   --------------   --------------

LIABILITIES:

    Due to investment adviser                           16,022            5,839           25,912            2,330                0
                                                 --------------   --------------   --------------   --------------   --------------
                                                 --------------   --------------   --------------   --------------   --------------

    Total liabilities                                   16,022            5,839           25,912            2,330                0
                                                 --------------   --------------   --------------   --------------   --------------
                                                 --------------   --------------   --------------   --------------   --------------

NET ASSETS                                     $   367,125,746  $   138,059,567  $   595,559,703  $    50,587,297     $ 11,923,507
                                                 ==============   ==============   ==============   ==============   ==============
                                                 ==============   ==============   ==============   ==============   ==============

NET ASSETS REPRESENTED BY:
    Capital stock, $.10 par value              $     5,462,949  $     1,542,078  $     7,800,153  $       717,472     $    151,908
    Additional paid-in capital                     410,935,778      138,619,994      615,619,084       78,344,297       16,484,533
    Net unrealized depreciation on investments     (25,162,646)      (1,365,624)     (18,611,516)      (4,958,581)        (477,690)
    Undistributed net investment income                 35,308           17,873           73,524           28,188            8,080
    Accumulated net realized loss on investments   (24,145,643)        (754,754)      (9,321,542)     (23,544,079)      (4,243,324)
                                                 --------------   --------------   --------------   --------------   --------------
                                                 --------------   --------------   --------------   --------------   --------------

NET ASSETS                                     $   367,125,746  $   138,059,567  $   595,559,703  $    50,587,297     $ 11,923,507
                                                 ==============   ==============   ==============   ==============   ==============
                                                 ==============   ==============   ==============   ==============   ==============

NET ASSET VALUE PER OUTSTANDING SHARE          $          6.72  $          8.95  $          7.64  $          7.05     $       7.85
                                                 ==============   ==============   ==============   ==============   ==============
                                                 ==============   ==============   ==============   ==============   ==============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
    Authorized                                     100,000,000      100,000,000      100,000,000      100,000,000      100,000,000
    Outstanding                                     54,629,491       15,420,781       78,001,531        7,174,715        1,519,078

(1)  Cost of investments in securities:        $   392,304,414  $   139,431,030  $   614,197,131  $    55,548,208     $ 12,401,197

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          MODERATELY   MODERATELY
                                                        AGGRESSIVE       CONSERVATIVE     MODERATE        AGGRESSIVE   CONSERVATIVE
                                                        PROFILE II       PROFILE II      PROFILE II       PROFILE II   PROFILE II
                                                        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO    PORTFOLIO
                                                      ---------------  ---------------  --------------   ------------- -------------
                                                      ---------------  ---------------  --------------   ------------- -------------
INVESTMENT INCOME:
Income distributions received                       $      2,057,803 $      3,056,950 $     8,793,260  $     1,479,422 $    695,940
                                                      ---------------  ---------------  --------------   ------------- -------------
                                                      ---------------  ---------------  --------------   ------------- -------------

EXPENSES:

Management fees                                              188,757           56,339         239,010           83,097       22,070
                                                      ---------------  ---------------  --------------   ------------- -------------
                                                      ---------------  ---------------  --------------   ------------- -------------

NET INVESTMENT INCOME                                      1,869,046        3,000,611       8,554,250        1,396,325      673,870
                                                      ---------------  ---------------  --------------   ------------- -------------
                                                      ---------------  ---------------  --------------   ------------- -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                         (20,661,872)      (1,732,348)    (10,523,140)     (18,584,528)  (3,346,717)
Capital gain distributions received                        4,362,770        1,273,513       6,150,552          603,519      136,793
Change in net unrealized depreciation on investments     (19,109,671)      (1,121,714)    (16,842,185)         975,570      354,064
                                                      ---------------  ---------------  --------------   ------------- -------------
                                                      ---------------  ---------------  --------------   ------------- -------------

Net realized and unrealized loss on investments          (35,408,773)      (1,580,549)    (21,214,773)     (17,005,439)  (2,855,860)
                                                      ---------------  ---------------  --------------   ------------- -------------
                                                      ---------------  ---------------  --------------   ------------- -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                     $    (33,539,727)$      1,420,062 $   (12,660,523) $   (15,609,114)$ (2,181,990)
                                                      ===============  ===============  ==============   ============= =============
                                                      ===============  ===============  ==============   ============= =============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2002 AND 2001

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                               AGGRESSIVE PROFILE II         CONSERVATIVE PROFILEII         MODERATE PROFILE II
                                                      PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                                               --------------------------   --------------------------   --------------------------
                                               --------------------------   --------------------------   --------------------------
                                                  2002          2001           2002          2001           2002          2001
                                               ------------  ------------   ------------  ------------   ------------  ------------
                                               ------------  ------------   ------------  ------------   ------------  ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                   $   1,869,046 $     553,472  $   3,000,611 $     519,024  $   8,554,250 $   1,413,123
     Net realized loss on investments          (20,661,872)   (8,599,791)    (1,732,348)     (330,861)   (10,523,140)   (5,211,081)
     Capital gain distributions received         4,362,770     1,045,070      1,273,513        65,022      6,150,552       516,859
     Change in net unrealized depreciation on  (19,109,671)     (172,031)    (1,121,714)      (52,407)   (16,842,185)      499,285
        investments                            ------------  ------------   ------------  ------------   ------------  ------------
                                               ------------  ------------   ------------  ------------   ------------  ------------
     Net increase (decrease) in net assets     (33,539,727)   (7,173,280)     1,420,062       200,778    (12,660,523)   (2,781,814)
        resulting from operations              ------------  ------------   ------------  ------------   ------------  ------------
                                               ------------  ------------   ------------  ------------   ------------  ------------

DISTRIBUTIONS:

     From net investment income                 (1,833,251)   (1,166,684)    (2,982,601)     (546,073)    (8,480,625)   (1,689,066)
     From net realized gains                                    (765,398)             0       (47,341)             0      (428,616)
                                               ------------  ------------   ------------  ------------   ------------  ------------
                                               ------------  ------------   ------------  ------------   ------------  ------------

     Total distributions                        (1,833,251)   (1,932,082)    (2,982,601)     (593,414)    (8,480,625)   (2,117,682)
                                               ------------  ------------   ------------  ------------   ------------  ------------
                                               ------------  ------------   ------------  ------------   ------------  ------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares         361,200,563    64,451,336    142,573,285    15,427,357    606,667,815    52,383,199
     Reinvestment of distributions               1,833,738     1,931,595      2,982,738       593,277      8,480,726     2,117,581
     Redemptions of shares                     (57,663,364)  (17,139,740)   (22,705,091)   (3,746,172)   (65,868,473)  (17,111,257)
                                               ------------  ------------   ------------  ------------   ------------  ------------
                                               ------------  ------------   ------------  ------------   ------------  ------------

     Net increase in net assets resulting      305,370,937    49,243,191    122,850,932    12,274,462    549,280,068    37,389,523
        from share transactions
                                               ------------  ------------   ------------  ------------   ------------  ------------
                                               ------------  ------------   ------------  ------------   ------------  ------------

     Total increase in net assets              269,997,959    40,137,829    121,288,393    11,881,826    528,138,920    32,490,027

NET ASSETS:
     Beginning of period                        97,127,787    56,989,958     16,771,174     4,889,348     67,420,783    34,930,756
                                               ------------  ------------   ------------  ------------   ------------  ------------
                                               ------------  ------------   ------------  ------------   ------------  ------------

     End of period  (1)                      $ 367,125,746 $  97,127,787  $ 138,059,567 $  16,771,174  $ 595,559,703 $  67,420,783
                                               ============  ============   ============  ============   ============  ============
                                               ============  ============   ============  ============   ============  ============

OTHER INFORMATION:

SHARES:

     Sold                                       50,908,076     7,643,022     15,829,858     1,609,881     77,612,080     5,878,062
     Issued in reinvestment of distributions       272,202       244,407        333,441        62,397      1,105,916       245,469
     Redeemed                                   (8,222,740)   (2,003,745)    (2,524,203)     (388,814)    (8,516,401)   (1,957,399)
                                               ------------  ------------   ------------  ------------   ------------  ------------
                                               ------------  ------------   ------------  ------------   ------------  ------------

     Net increase                               42,957,538     5,883,684     13,639,096     1,283,464     70,201,595     4,166,132
                                               ============  ============   ============  ============   ============  ============
                                               ============  ============   ============  ============   ============  ============

(1)  Including undistributed (overdistributed) $    35,308 $        (487) $      17,873 $        (137) $      73,524 $        (101)
        net investment income

                                                                                                                        (Continued)

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2002 AND 2001

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 MODERATELY AGGRESSIVE                MODERATELY CONSERVATIVE
                                                                  PROFILE II PORTFOLIO                  PROFILE II PORTFOLIO
                                                               ----------------------------         -----------------------------
                                                               ----------------------------         -----------------------------
                                                                  2002            2001                 2002             2001
                                                               ------------   -------------         ------------    -------------
                                                               ------------   -------------         ------------    -------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                   $   1,396,325  $    1,203,270        $     673,870   $      546,162
     Net realized loss on investments                          (18,584,528)     (6,050,923)          (3,346,717)      (1,096,516)
     Capital gain distributions received                           603,519         712,966              136,793          104,929
     Change in net unrealized depreciation on investments          975,570      (1,711,087)             354,064         (227,059)
                                                               ------------   -------------         ------------    -------------
                                                               ------------   -------------         ------------    -------------

     Net decrease in net assets resulting from operations      (15,609,114)     (5,845,774)          (2,181,990)        (672,484)
                                                               ------------   -------------         ------------    -------------
                                                               ------------   -------------         ------------    -------------

DISTRIBUTIONS:

     From net investment income                                 (1,367,847)     (1,599,824)            (665,712)        (626,539)
     From net realized gains                                             0        (560,024)                   0          (90,472)
                                                               ------------   -------------         ------------    -------------
                                                               ------------   -------------         ------------    -------------

     Total distributions                                        (1,367,847)     (2,159,848)            (665,712)        (717,011)
                                                               ------------   -------------         ------------    -------------
                                                               ------------   -------------         ------------    -------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                          48,083,477      55,334,880           15,039,209       16,199,954
     Reinvestment of distributions                               1,368,137       2,159,558              665,790          716,933
     Redemptions of shares                                     (63,251,796)    (12,810,720)         (21,661,050)      (4,005,105)
                                                               ------------   -------------         ------------    -------------
                                                               ------------   -------------         ------------    -------------

     Net increase (decrease) in net assets resulting           (13,800,182)     44,683,718           (5,956,051)      12,911,782
        from share transactions                                ------------   -------------         ------------    -------------
                                                               ------------   -------------         ------------    -------------

     Total increase (decrease) in net assets                   (30,777,143)     36,678,096           (8,803,753)      11,522,287

NET ASSETS:
     Beginning of period                                        81,364,440      44,686,344           20,727,260        9,204,973
                                                               ------------   -------------         ------------    -------------
                                                               ------------   -------------         ------------    -------------

     End of period  (1)                                      $  50,587,297  $   81,364,440        $  11,923,507   $   20,727,260
                                                               ============   =============         ============    =============
                                                               ============   =============         ============    =============
                                                                         0               0                    0                0
OTHER INFORMATION:

SHARES:

     Sold                                                        6,036,467       6,365,412            1,775,999        1,784,640
     Issued in reinvestment of distributions                       186,159         263,457               82,627           81,356
     Redeemed                                                   (8,847,091)     (1,487,120)          (2,717,468)        (447,820)
                                                               ------------   -------------         ------------    -------------
                                                               ------------   -------------         ------------    -------------

     Net increase                                               (2,624,465)      5,141,749             (858,842)       1,418,176
                                                               ============   =============         ============    =============
                                                               ============   =============         ============    =============

(1)  Including undistributed (overdistributed) net          $      28,188  $         (290)       $       8,080   $          (78)
        investment income
                                                                                                                      (Concluded)

See notes to financial statements.

MAXIM SERIES FUND, INC.

AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
                                                                                            Period
                                                                                             Ended

                                                    Year Ended December 31,               December 31,
                                                   ------------------------------------   --------------
                                                   ------------------------------------   ------------
                                                      2002         2001        2000         1999 +
                                                   -----------   ----------  ----------   ------------
                                                   -----------   ----------  ----------   ------------
Net Asset Value, Beginning of Period             $       8.32  $      9.85 $     11.01  $        9.78

Income from Investment Operations


Net investment income                                    0.04         0.03        0.30           0.02
Capital gain distributions received                      0.08         0.09        0.36           0.63
                                                   -----------   ----------  ----------   ------------
                                                   -----------   ----------  ----------   ------------

    Total distributions received                         0.12         0.12        0.66           0.65

Net realized and unrealized gain (loss) on investments  (1.68)       (1.46)      (1.32)          0.97
                                                   -----------   ----------  ----------   ------------
                                                   -----------   ----------  ----------   ------------

Total Income (Loss) From Investment Operations          (1.56)       (1.34)      (0.66)          1.62
                                                   -----------   ----------  ----------   ------------
                                                   -----------   ----------  ----------   ------------

Less Distributions

From net investment income                              (0.04)       (0.10)      (0.30)         (0.02)
From net realized gains                                              (0.09)      (0.20)         (0.37)
                                                   -----------   ----------  ----------   ------------
                                                   -----------   ----------  ----------   ------------

Total Distributions                                     (0.04)       (0.19)      (0.50)         (0.39)
                                                   -----------   ----------  ----------   ------------
                                                   -----------   ----------  ----------   ------------

Net Asset Value, End of Period                   $       6.72  $      8.32 $      9.85  $       11.01
                                                   ===========   ==========  ==========   ============
                                                   ===========   ==========  ==========   ============


Total Return                                          (18.82%)     (13.37%)     (6.15%)        16.72% o

Net Assets, End of Period ($000)                 $    367,126  $    97,128 $    56,990  $       2,196

Ratio of Expenses to Average Net Assets #               0.10%        0.10%       0.10%          0.10% *

Ratio of Net Investment Income to Average Net Assets    1.00%        0.78%       0.60%          1.63% *

Portfolio Turnover Rate                                73.73%       50.89%     175.29%        114.40% o


+ The portfolio commenced operations on September 16, 1999.

o Based on operations for the period shown and, accordingly, are not representative of a full year

# Does not include expenses of the investment companies in which the portfolio invests.

*   Annualized                                                                             (Continued)


MAXIM SERIES FUND, INC.

CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                                            Period
                                                                                             Ended

                                                    Year Ended December 31,               December 31,
                                                    -----------------------------------   --------------
                                                    -----------------------------------   ------------
                                                      2002         2001        2000         1999 +
                                                    ----------   ----------  ----------   ------------
                                                    ----------   ----------  ----------   ------------

Net Asset Value, Beginning of Period              $      9.41  $      9.81 $     10.23  $        9.91

Income from Investment Operations


Net investment income                                    0.33         0.38        0.44           0.12
Capital gain distributions received                      0.08         0.04        0.12           0.18
                                                    ----------   ----------  ----------   ------------
                                                    ----------   ----------  ----------   ------------

    Total distributions received                         0.41         0.42        0.56           0.30

Net realized and unrealized gain (loss) on investments  (0.54)       (0.36)      (0.45)          0.19
                                                    ----------   ----------  ----------   ------------
                                                    ----------   ----------  ----------   ------------

Total Income From Investment Operations                 (0.13)        0.06        0.11           0.49
                                                    ----------   ----------  ----------   ------------
                                                    ----------   ----------  ----------   ------------

Less Distributions

From net investment income                              (0.33)       (0.42)      (0.44)         (0.12)
From net realized gains                                              (0.04)      (0.09)         (0.05)
                                                    ----------   ----------  ----------   ------------
                                                    ----------   ----------  ----------   ------------

Total Distributions                                     (0.33)       (0.46)      (0.53)         (0.17)
                                                    ----------   ----------  ----------   ------------
                                                    ----------   ----------  ----------   ------------

Net Asset Value, End of Period                    $      8.95  $      9.41 $      9.81  $       10.23
                                                    ==========   ==========  ==========   ============
                                                    ==========   ==========  ==========   ============


Total Return                                           (1.42%)       0.60%       0.95%          5.00% o

Net Assets, End of Period ($000)                  $   138,060  $    16,771 $     4,889  $         739

Ratio of Expenses to Average Net Assets #               0.10%        0.10%       0.10%          0.10% *

Ratio of Net Investment Income to Average Net Assets    5.39%        5.16%       5.98%          8.24% *

Portfolio Turnover Rate                                49.35%       66.37%      88.50%        176.32% o


+ The portfolio commenced operations on September 30, 1999.

o Based on operations for the period shown and, accordingly, are not representative of a full year

# Does not include expenses of the investment companies in which the portfolio invests.

*   Annualized                                                                             (Continued)


MAXIM SERIES FUND, INC.

MODERATE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                                            Period
                                                                                             Ended

                                                    Year Ended December 31,               December 31,
                                                    -----------------------------------   --------------
                                                    -----------------------------------   ------------
                                                      2002         2001        2000         1999 +
                                                    ----------   ----------  ----------   ------------
                                                    ----------   ----------  ----------   ------------

Net Asset Value, Beginning of Period              $      8.64  $      9.61 $     10.37  $        9.79

Income from Investment Operations


Net investment income                                    0.17         0.20        0.37           0.07
Capital gain distributions received                      0.08         0.07        0.22           0.35
                                                    ----------   ----------  ----------   ------------
                                                    ----------   ----------  ----------   ------------

    Total distributions received                         0.25         0.27        0.59           0.42

Net realized and unrealized gain (loss) on investments  (1.08)       (0.92)      (0.81)          0.41
                                                    ----------   ----------  ----------   ------------
                                                    ----------   ----------  ----------   ------------

Total Income (Loss) From Investment Operations          (0.83)       (0.65)      (0.22)          0.83
                                                    ----------   ----------  ----------   ------------
                                                    ----------   ----------  ----------   ------------

Less Distributions

From net investment income                              (0.17)       (0.25)      (0.37)         (0.07)
From net realized gains                                              (0.07)      (0.17)         (0.18)
                                                    ----------   ----------  ----------   ------------
                                                    ----------   ----------  ----------   ------------

Total Distributions                                     (0.17)       (0.32)      (0.54)         (0.25)
                                                    ----------   ----------  ----------   ------------
                                                    ----------   ----------  ----------   ------------

Net Asset Value, End of Period                    $      7.64  $      8.64 $      9.61  $       10.37
                                                    ==========   ==========  ==========   ============
                                                    ==========   ==========  ==========   ============


Total Return                                           (9.63%)      (6.74%)     (2.19%)         8.47% o

Net Assets, End of Period ($000)                  $   595,560  $    67,421 $    34,931  $       2,706

Ratio of Expenses to Average Net Assets #               0.10%        0.10%       0.10%          0.10% *

Ratio of Net Investment Income to Average Net Assets    3.62%        2.77%       3.98%          5.72% *

Portfolio Turnover Rate                                45.84%       67.24%     172.40%        113.22% o


+ The portfolio commenced operations on September 16, 1999.

o Based on operations for the period shown and, accordingly, are not representative of a full year

# Does not include expenses of the investment companies in which the portfolio invests.

*   Annualized                                                                             (Continued)


MAXIM SERIES FUND, INC.

MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                                            Period
                                                                                             Ended

                                                    Year Ended December 31,               December 31,
                                                    -----------------------------------   --------------
                                                    -----------------------------------   ------------
                                                      2002         2001        2000         1999 +
                                                    ----------   ----------  ----------   ------------
                                                    ----------   ----------  ----------   ------------

Net Asset Value, Beginning of Period              $      8.30  $      9.59 $     10.71  $        9.86

Income from Investment Operations


Net investment income                                    0.15         0.13        0.33           0.05
Capital gain distributions received                      0.08         0.08        0.28           0.39
                                                    ----------   ----------  ----------   ------------
                                                    ----------   ----------  ----------   ------------

    Total distributions received                         0.23         0.21        0.61           0.44

Net realized and unrealized gain (loss) on investments  (1.33)       (1.24)      (1.22)          0.68
                                                    ----------   ----------  ----------   ------------
                                                    ----------   ----------  ----------   ------------

Total Income (Loss) From Investment Operations          (1.10)       (1.03)      (0.61)          1.12
                                                    ----------   ----------  ----------   ------------
                                                    ----------   ----------  ----------   ------------

Less Distributions

From net investment income                              (0.15)       (0.19)      (0.33)         (0.05)
From net realized gains                                              (0.07)      (0.18)         (0.22)
                                                    ----------   ----------  ----------   ------------
                                                    ----------   ----------  ----------   ------------

Total Distributions                                     (0.15)       (0.26)      (0.51)         (0.27)
                                                    ----------   ----------  ----------   ------------
                                                    ----------   ----------  ----------   ------------

Net Asset Value, End of Period                    $      7.05  $      8.30 $      9.59  $       10.71
                                                    ==========   ==========  ==========   ============
                                                    ==========   ==========  ==========   ============


Total Return                                          (13.29%)     (10.74%)     (5.77%)        11.41% o

Net Assets, End of Period ($000)                  $    50,587  $    81,364 $    44,686  $       3,765

Ratio of Expenses to Average Net Assets #               0.10%        0.10%       0.10%          0.10% *

Ratio of Net Investment Income to Average Net Assets    1.68%        1.96%       2.29%          4.76% *

Portfolio Turnover Rate                               155.78%       50.92%     161.22%        105.09% o


+ The portfolio commenced operations on September 16, 1999.

o Based on operations for the period shown and, accordingly, are not representative of a full year

# Does not include expenses of the investment companies in which the portfolio invests.

*   Annualized                                                                             (Continued)


MAXIM SERIES FUND, INC.

MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                                            Period
                                                                                             Ended
                                                    Year Ended December 31,               December 31,
                                                    -----------------------------------   --------------
                                                    -----------------------------------   ------------
                                                      2002         2001        2000         1999 +
                                                    ----------   ----------  ----------   ------------
                                                    ----------   ----------  ----------   ------------

Net Asset Value, Beginning of Period              $      8.72  $      9.59 $     10.32  $        9.79

Income from Investment Operations


Net investment income                                    0.33         0.28        0.38           0.09
Capital gain distributions received                      0.09         0.05        0.15           0.27
                                                    ----------   ----------  ----------   ------------
                                                    ----------   ----------  ----------   ------------

    Total distributions received                         0.42         0.33        0.53           0.36

Net realized and unrealized gain (loss) on investments  (0.97)       (0.84)      (0.78)          0.38
                                                    ----------   ----------  ----------   ------------
                                                    ----------   ----------  ----------   ------------

Total Income (Loss) From Investment Operations          (0.55)       (0.51)      (0.25)          0.74
                                                    ----------   ----------  ----------   ------------
                                                    ----------   ----------  ----------   ------------

Less Distributions

From net investment income                              (0.32)       (0.31)      (0.38)         (0.09)
From net realized gains                                              (0.05)      (0.10)         (0.12)
                                                    ----------   ----------  ----------   ------------
                                                    ----------   ----------  ----------   ------------

Total Distributions                                     (0.32)       (0.36)      (0.48)         (0.21)
                                                    ----------   ----------  ----------   ------------
                                                    ----------   ----------  ----------   ------------

Net Asset Value, End of Period                    $      7.85  $      8.72 $      9.59  $       10.32
                                                    ==========   ==========  ==========   ============
                                                    ==========   ==========  ==========   ============


Total Return                                           (6.26%)      (5.38%)     (2.35%)         7.54% o

Net Assets, End of Period ($000)                  $    11,924  $    20,727 $     9,205  $         908

Ratio of Expenses to Average Net Assets #               0.10%        0.10%       0.10%          0.10% *

Ratio of Net Investment Income to Average Net Assets    3.04%        3.58%       4.28%          7.54% *

Portfolio Turnover Rate                               157.51%       58.68%     103.51%         84.96% o


+ The portfolio commenced operations on September 27, 1999.

o Based on operations for the period shown and, accordingly, are not representative of a full year

# Does not include expenses of the investment companies in which the portfolio invests.

*   Annualized                                                                             (Concluded)


MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002
--------------------------------------------------------------------------------

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Aggressive Profile II, Conservative Profile II, Moderate Profile II, Moderately Aggressive Profile II and Moderately Conservative Profile II Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Aggressive Profile II; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Conservative Profile II; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Moderate Profile II; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Moderately Aggressive Profile II; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Moderately Conservative Profile II Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (the Company) and New England Financial.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.

      Dividends

      Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income and realized gain distributions from other funds are accrued as of the ex-dividend date.


      Federal Income Taxes

      For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.    PURCHASE AND SALES OF UNDERLYING INVESTMENTS

      For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

                                                                  Purchases         Sales
                                                                 ------------    ------------

     Aggressive Profile II Portfolio                             451,647,401     141,868,975
     Conservative Profile II Portfolio                           152,725,866      28,581,491
     Moderate Profile II Portfolio                               668,408,788     112,882,751
     Moderately Aggressive Profile II Portfolio                  126,839,388     140,007,602
     Moderately Conservative Profile II Portfolio                 33,802,495      39,614,367

3.    UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2002 were as follows:

                                  Cost For
                                   Income                                            Net
                                    Tax            Gross            Gross         Unrealized
                                  Purposes      Appreciation     Depreciation    Depreciation
                                -------------   -------------    ------------    -------------

     Aggressive Profile II
        Portfolio            $   403,610,980  $      542,101  $               $
                                                                  (37,011,313)    (36,469,212)
     Conservative Profile
        II Portfolio             140,843,068         445,237                      (2,777,662)
                                                                  (3,222,899)
     Moderate Profile II
        Portfolio                621,602,855       1,651,560
                                                                  (27,668,800)    (26,017,240)
     Moderately Aggressive
        Profile II Portfolio      66,197,925         313,860
                                                                  (15,922,158)    (15,608,298)
     Moderately Conservative
        Profile II Portfolio      14,733,955         104,945                      (2,810,448)
                                                                  (2,915,393)



4. DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                                                       2002            2001
                                                                   -------------   -------------
     Aggressive Profile II Portfolio
          Distributions paid from:
             Ordinary income                                          1,833,251       1,167,171
             Long-term capital gain                                           0         764,911
                                                                   -------------   -------------
                                                                   -------------   -------------
                                                                                      1,932,082
                                                                   =============   =============
                                                                   =============   =============
     Conservative Profile II Portfolio
          Distributions paid from:
             Ordinary income                                          2,982,601         546,210
             Long-term capital gain                                           0          47,204
                                                                   -------------   -------------
                                                                   -------------   -------------
                                                                                        593,414
                                                                   =============   =============
     Moderate Profile II Portfolio
          Distributions paid from:
             Ordinary income                                          8,480,625       1,689,167
             Long-term capital gain                                           0         428,515
                                                                   -------------   -------------
                                                                   -------------   -------------
                                                                                      2,117,682
                                                                   =============   =============
     Moderately Aggressive Profile II Portfolio
          Distributions paid from:
             Ordinary income                                          1,367,847       1,600,115
             Long-term capital gain                                           0         559,733
                                                                   -------------   -------------
                                                                   -------------   -------------
                                                                                      2,159,848
                                                                   =============   =============
     Moderately Conservative Profile II Portfolio
          Distributions paid from:
             Ordinary income                                            665,712         626,618
             Long-term capital gain                                           0          90,393
                                                                   -------------   -------------
                                                                   -------------   -------------
                                                                                        717,011
                                                                   =============   =============

      As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

     Aggressive Profile II Portfolio
          Net unrealized depreciation on investments                               (36,469,212)
          Undistributed net investment income                                            35,308
          Accumulated net realized loss on investments                             (24,145,643)
                                                                                   -------------
                                                                                   -------------

                                                                                   =============
                                                                                   =============
     Conservative Profile II Portfolio
          Net unrealized depreciation on investments                                (2,777,662)
          Undistributed net investment income                                            17,873
          Accumulated net realized loss on investments                                (754,754)
                                                                                   -------------
                                                                                   -------------

                                                                                   =============
     Moderate Profile II Portfolio
          Net unrealized depreciation on investments                               (26,017,240)
          Undistributed net investment income                                            73,524
          Accumulated net realized loss on investments                              (9,321,542)
                                                                                   -------------
                                                                                   -------------

                                                                                   =============

     Moderately Aggressive Profile II Portfolio
          Net unrealized depreciation on investments                               (15,608,298)
          Undistributed net investment income                                            28,188
          Accumulated net realized loss on investments                             (23,544,079)
                                                                                   -------------
                                                                                   -------------

                                                                                   =============
     Moderately Conservative Profile II Portfolio
          Net unrealized depreciation on investments                                (2,810,448)
          Undistributed net investment income                                             8,080
          Accumulated net realized loss on investments                              (4,243,324)
                                                                                   -------------
                                                                                   -------------

                                                                                   =============


      The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

      At December 31, 2002, the Portfolios had unused capital loss carryforwards expiring in the years indicated:

                                                                    2009            2010
                                                                 ------------    ------------

     Aggressive Profile II Portfolio                               2,015,279      10,823,798
     Conservative Profile II Portfolio                                     0               0
     Moderate Profile II Portfolio                                 1,047,893         867,925
     Moderately Aggressive Profile II Portfolio                    1,838,878      11,055,485
     Moderately Conservative Profile II Portfolio                    333,903       1,576,663

5.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolios. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolios.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolios.

      An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the year ended December 31, 2002, in which the issuer was an affiliate of the Portfolio, is included on the following pages:


                                                  Market                                     Realized                    Market
                                    Shares         Value        Purchase                      Gain/        Dividends      Value
             Affiliate                Held       12/31/2001       Cost        Sales Cost      (Loss)       Received     12/31/2002
     ---------------------------    ----------   -----------    ----------    -----------   -----------    ----------   -----------
     ---------------------------    ----------   -----------    ----------    -----------   -----------    ----------   -----------

     Aggressive Profile II
       Portfolio
     ---------------------------
     ---------------------------
        Maxim Ariel MidCap
        Value Portfolio             2,146,444            0   $  43,269,243 $   3,617,557     (376,780)  $     58,847    36,360,767
        Maxim Ariel Small-Cap
        Value Portfolio             2,639,069     3,300,442     26,435,127     2,366,048      269,128         20,965    25,123,939
        Maxim INVESCO ADR
        Portfolio                   2,723,736     5,520,853     31,460,664     4,408,331    (1,111,166)      577,446    30,723,747
        Maxim INVESCO
        Small-Cap Growth            1,263,441     6,720,837     16,563,623     8,932,765    (1,291,123)           0     14,655,919
        Portfolio
        Maxim Loomis Sayles
        Small-Cap Value
        Portfolio                   1,799,342     3,355,203     26,316,722     2,185,720     (122,263)        64,721    25,226,769
        Maxim T. Rowe Price
        Equity/Income Portfolio     2,268,194            0      35,958,592     3,162,684     (398,526)       316,780    31,006,209
        Maxim T. Rowe Price
        MidCap Growth Portfolio     4,447,386    14,962,996     52,609,996    11,246,572    (1,208,756)           0     53,368,633
        Maxim Templeton
        International Equity
        Portfolio                   3,495,928             0     36,361,998     2,996,883     (220,885)       192,350    30,764,163

     Conservative Profile II
       Portfolio
     ---------------------------
     ---------------------------
        Maxim Global Bond
        Portfolio                   1,690,256            0   $  19,164,314 $   1,906,479       79,115   $    227,240    17,477,246
        Maxim Short Duration
        Bond Portfolio              3,359,927     5,873,273     35,098,891     5,995,471       (5,739)       803,929    34,909,636
        Maxim U.S. Government
        Mortgage Securities
        Portfolio                   1,411,248     2,226,918     17,339,344     2,167,313       58,646        431,595    17,443,028

                                                 Market                                     Realized                    Market
                                    Shares         Value        Purchase                      Gain/        Dividends      Value
             Affiliate                Held       12/31/2001       Cost        Sales Cost      (Loss)       Received     12/31/2002
     ---------------------------    ----------   -----------    ----------    -----------   -----------    ----------   -----------

     Moderate Profile II
       Portfolio
     ---------------------------
     ---------------------------
        Maxim Ariel MidCap
        Value Portfolio             1,433,751            0   $  27,409,888 $   1,414,930     (162,050)  $     34,470    24,287,748
        Maxim Ariel Small-Cap
        Value Portfolio             2,105,420     1,167,203     21,528,471     1,209,894       65,774         16,209    20,043,597
        Maxim Global Bond
        Portfolio                   5,165,231            0      56,949,586     4,228,367      196,220        688,313    53,408,489
        Maxim INVESCO ADR
        Portfolio                   2,612,822     2,404,455     31,270,342     2,266,036     (385,972)       553,675    29,472,636
        Maxim INVESCO
        Small-Cap Growth            1,049,614     2,374,916     13,392,341     3,480,518     (285,862)             0    12,175,522
        Portfolio
        Maxim Loomis Sayles
        Small-Cap Value
        Portfolio                   1,435,485     1,186,861     21,353,047     1,226,788     (125,866)        45,801    20,125,505
        Maxim Short Duration
        Bond Portfolio              2,933,540     9,950,179     30,448,158     9,800,242       60,325        696,631    30,479,481
        Maxim Stock Index
        Portfolio                   2,085,514     1,854,528     47,689,348     4,667,701     (484,286)       241,637    40,146,143
        Maxim T. Rowe Price
        Equity/Income Portfolio     3,624,435            0      54,231,204     2,898,839     (396,230)       448,807    49,546,023
        Maxim T. Rowe Price
        MidCap Growth Portfolio     1,956,801     5,277,879     24,166,553     5,063,430     (324,076)             0    23,481,609
        Maxim Templeton
        International Equity
        Portfolio                   3,353,028            0      33,353,361     1,859,669     (164,171)       184,074    29,506,650
        Maxim U.S. Government
        Mortgage Securities
        Portfolio                   4,312,540     4,397,548     52,826,027     4,026,380      147,360      1,306,074    53,302,993




6.    TAX INFORMATION (unaudited)

      Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2002, the following are the percentages that qualify for the dividend received deduction available to the Portfolios' corporate shareholders.

                                                                             Percent of Ordinary
                                                                             Income Distributions
                                                                                Qualifying for
                                                                              Dividends Received
                                                                                  Deduction
                                                                            ---------------------

     Aggressive Profile II Portfolio                                               60.66%
     Conservative Profile II Portfolio                                             53.13%
     Moderate Profile II Portfolio                                                 62.71%
     Moderately Aggressive Profile II Portfolio                                    69.12%
     Moderately Conservative Profile II Portfolio                                  57.35%


Schedule of Investments
December 31, 2002

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                     Aggressive Profile II Portfolio

Common Stock

Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
     518,338     AIM Small-Cap Growth A                                    $      9,578,893
   2,098,793     Artisan International                                           31,041,154
     264,532     Federated Capital Appreciation A                                 5,123,983
     964,877     Fidelity VIP Growth                                             22,616,725
   2,146,444     Maxim Ariel MidCap Value Portfolio                              36,360,767
   2,639,069     Maxim Ariel Small-Cap Value Portfolio                           25,123,939
   2,723,738     Maxim INVESCO ADR Portfolio                                     30,723,747
   1,263,441     Maxim INVESCO Small-Cap Growth Portfolio                        14,655,919
   1,799,342     Maxim Loomis Sayles Small-Cap Value Portfolio                   25,226,769
   1,305,048     Maxim Stock Index Portfolio                                     25,122,173
   2,268,194     Maxim T. Rowe Price Equity/Income Portfolio                     31,006,209
   4,447,386     Maxim T. Rowe Price MidCap Growth Portfolio                     53,368,633
   3,495,928     Maxim Templeton International Equity Portfolio                  30,764,163
     493,657     MFS Strategic Growth Fund A                                      6,881,582
   1,178,843     Putnam Capital Opportunities A                                   8,982,786
     551,662     RS Emerging Growth Fund A                                       10,564,326
                                                                              --------------
                                                                              --------------

Total Aggressive Profile II Portfolio                                      $    367,141,768
                                                                              ==============
                                                                              ==============
(Cost of Investments $392,304,414)




Schedule of Investments
December 31, 2002

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                    Conservative Profile II Portfolio

Common Stock

Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

      96,872     Federated Capital Appreciation A                          $      1,876,407
     353,398     Fidelity VIP Growth                                              8,283,652
   2,435,197     Lord Abbett Bond Debenture A                                    17,509,069
   1,690,256     Maxim Global Bond Portfolio                                     17,477,246
   3,359,927     Maxim Short Duration Bond Portfolio                             34,909,636
     477,928     Maxim Stock Index Portfolio                                      9,200,120
     830,547     Maxim T. Rowe Price Equity/Income Portfolio                     11,353,574
   1,411,248     Maxim U.S. Government Mortgage Securities Portfolio             17,443,028
     180,805     MFS Strategic Growth Fund A                                      2,520,420
   1,639,387     PIMCO Total Return, Administrative Class                        17,492,254
                                                                              --------------
                                                                              --------------

Total Conservative Profile II Portfolio                                    $    138,065,406
                                                                              ==============
                                                                              ==============
(Cost of Investments $139,431,030)




Schedule of Investments
December 31, 2002

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                      Moderate Profile II Portfolio

Common Stock

Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

     392,164     AIM Small-Cap Growth A                                    $      7,247,182
   2,010,753     Artisan International                                           29,739,034
     422,733     Federated Capital Appreciation A                                 8,188,336
   1,541,911     Fidelity VIP Growth                                             36,142,404
   7,441,003     Lord Abbett Bond Debenture A                                    53,500,809
   1,433,751     Maxim Ariel MidCap Value Portfolio                              24,287,748
   2,105,420     Maxim Ariel Small-Cap Value Portfolio                           20,043,597
   5,165,231     Maxim Global Bond Portfolio                                     53,408,489
   2,612,822     Maxim INVESCO ADR Portfolio                                     29,472,636
   1,049,614     Maxim INVESCO Small-Cap Growth Portfolio                        12,175,522
   1,435,485     Maxim Loomis Sayles Small-Cap Value Portfolio                   20,125,505
   2,933,540     Maxim Short Duration Bond Portfolio                             30,479,481
   2,085,514     Maxim Stock Index Portfolio                                     40,146,143
   3,624,435     Maxim T. Rowe Price Equity/Income Portfolio                     49,546,023
   1,956,801     Maxim T. Rowe Price MidCap Growth Portfolio                     23,481,609
   3,353,028     Maxim Templeton International Equity Portfolio                  29,506,650
   4,312,540     Maxim U.S. Government Mortgage Securities Portfolio             53,302,993
     788,867     MFS Strategic Growth Fund A                                     10,996,801
   5,009,765     PIMCO Total Return, Administrative Class                        53,454,191
     470,903     Putnam Capital Opportunities A                                   3,588,281
     352,594     RS Emerging Growth Fund A                                        6,752,181
                                                                              --------------
                                                                              --------------

Total Moderate Profile II Portfolio                                        $    595,585,615
                                                                              ==============
                                                                              ==============
(Cost of Investments $614,197,131)




Schedule of Investments
December 31, 2002

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                Moderately Aggressive Profile II Portfolio

Common Stock

Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

      33,531     AIM Small-Cap Growth A                                    $        619,650
     228,963     Artisan International                                            3,386,363
      36,129     Federated Capital Appreciation A                                   699,827
     131,766     Fidelity VIP Growth                                              3,088,589
     454,184     Lord Abbett Bond Debenture A                                     3,265,576
     195,585     Maxim Ariel MidCap Value Portfolio                               3,313,203
     179,978     Maxim Ariel Small-Cap Value Portfolio                            1,713,392
     315,101     Maxim Global Bond Portfolio                                      3,258,149
     297,793     Maxim INVESCO ADR Portfolio                                      3,359,107
      89,743     Maxim INVESCO Small-Cap Growth Portfolio                         1,041,017
     122,715     Maxim Loomis Sayles Small-Cap Value Portfolio                    1,720,469
     178,242     Maxim Stock Index Portfolio                                      3,431,152
     309,900     Maxim T. Rowe Price Equity/Income Portfolio                      4,236,340
     404,080     Maxim T. Rowe Price MidCap Growth Portfolio                      4,848,964
     382,564     Maxim Templeton International Equity Portfolio                   3,366,560
     263,101     Maxim U.S. Government Mortgage Securities Portfolio              3,251,933
      67,433     MFS Strategic Growth Fund A                                        940,017
     305,730     PIMCO Total Return, Administrative Class                         3,262,140
     100,677     Putnam Capital Opportunities A                                     767,157
      53,265     RS Emerging Growth Fund A                                        1,020,022
                                                                              --------------
                                                                              --------------

Total Moderately Aggressive Profile II Portfolio                           $     50,589,627
                                                                              ==============
                                                                              ==============
(Cost of Investments $55,548,208)




Schedule of Investments
December 31, 2002

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
               Moderately Conservative Profile II Portfolio

Common Stock

Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

      26,777     Artisan International                                     $        396,029
       8,425     Federated Capital Appreciation A                                   163,188
      30,724     Fidelity VIP Growth                                                720,176
     190,632     Lord Abbett Bond Debenture A                                     1,370,652
      28,581     Maxim Ariel MidCap Value Portfolio                                 484,157
     132,275     Maxim Global Bond Portfolio                                      1,367,723
      35,312     Maxim INVESCO ADR Portfolio                                        398,323
     116,864     Maxim Short Duration Bond Portfolio                              1,214,215
      41,562     Maxim Stock Index Portfolio                                        800,068
      72,260     Maxim T. Rowe Price Equity/Income Portfolio                        987,796
      39,008     Maxim T. Rowe Price MidCap Growth Portfolio                        468,096
      44,537     Maxim Templeton International Equity Portfolio                     391,922
     110,441     Maxim U.S. Government Mortgage Securities Portfolio              1,365,049
      15,724     MFS Strategic Growth Fund A                                        219,194
     128,468     PIMCO Total Return, Administrative Class                         1,370,747
       9,389     Putnam Capital Opportunities A                                      71,546
       7,030     RS Emerging Growth Fund A                                          134,626
                                                                              --------------
                                                                              --------------

Total Moderately Conservative Profile II Portfolio                         $     11,923,507
                                                                              ==============
                                                                              ==============
(Cost of Investments $12,401,197)

FUND DIRECTORS AND OFFICERS (UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

---------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS

---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- -----------------------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                         by
                                                                         Director

--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings     Director    March 22,     President Emeritus, Denver       43      Trustee,
(77)                         1988 to       Metro Chamber of Commerce                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.       Director    April 30,     Retired Educator                 43      Trustee,
Koeppe (70)                  1987 to                                                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,        43      Trustee,
Zisman (62)                  1982 to       Ingraham and Daniel, P.C.                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------
---------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS

---------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ----------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                         by
                                                                         Director

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.      Director    June 1, 2000   President and Chief             43      Trustee,
McCallum (60)       and      to present     Executive Officer of                    Orchard
                 President                  Great-West Life & Annuity               Series Fund,
                                            Insurance Company;                      Committee
                                            President and Chief                     Member,
                                            Executive Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company (1990 to present);              Account A;
                                            Co-President and Chief                  Director,
                                            Executive Officer of                    Great-West
                                            Great-West Lifeco Inc.;                 Lifeco Inc.
                                            President and Chief
                                            Executive Officer of GWL&A
                                            Financial Inc.; President
                                            and Chief Executive
                                            Officer of First
                                            Great-West Life & Annuity
                                            Insurance Company
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell        Director    June 1, 2000   Executive Vice President        43      Trustee,
T.G. Graye                   to present     and Chief Financial                     Orchard
(47)                                        Officer of Great-West Life              Series Fund,
                                            & Annuity Insurance                     Committee
                                            Company; Executive Vice                 Member,
                                            President and Chief                     Great-West
                                            Financial officer, United               Variable
                                            States Operations, The                  Annuity
                                            Great-West Life Assurance               Account A
                                            Company; Executive Vice
                                            President and Chief
                                            Operating Officer, One
                                            Benefits, Inc.; Executive
                                            Vice President and Chief
                                            Financial Officer of GWL&A
                                            Financial Inc.; Manager
                                            and President, MCM;

                                            Director and Executive

                                            Vice President, Orchard

                                  Trust Company

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Vice President, Corporate       43           None
McDonald (56)                2001 to        Fin and Investment
                             present        Operations; Treasurer,
                                            MCM, Orchard Capital
                                            Management, LLC, Maxim
                                            Series Fund and Great-West
                                            Variable Annuity Account
                                            A; Director and President,
                                            Greenwood Investments, LLC
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President and              43           None
Byrne (47)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Vice
                                            President, Counsel and
                                            Secretary, Financial
                                            Administrative Services
                                            Corporation; Secretary,
                                            MCM, One Orchard Equities,
                                            Inc. ("One Orchard"),
                                            Greenwood Investments,
                                            LLC, BenefitsCorp
                                            Equities, Inc.,
                                            BenefitsCorp, Inc.,
                                            Advised Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Maxim Series Fund.
--------------- ------------ -------------- ---------------------------- ---------- ---------------

* Refers to a Director or officer who is an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent Director."

The Fund paid its directors a total of $15,860 in compensation during 2002. No officer of the Fund receives any compensation from the Fund. Additional information about the Fund and its Directors is available in the Fund's
Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado
80111; (800) 537-2033, ext. 75332.

Maxim Series Fund, Inc. Special Meeting of Shareholders
(UNAUDITED)

A Special Meeting of Shareholders was held on April 4, 2002 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

1. To approve of an amendment to the Profile Portfolios' fundamental investment policy concerning investments in liquid, non-investment company securities.

2. To approve of new sub-advisory agreement appointing Barclays Global Fund Advisors as sub-adviser.

3. To approve of a new "manager-of-managers" structure for Maxim Series Fund, Inc.

4. To approve of an amendment to the Investment Advisory Agreement regarding a new "manager-of-managers" structure for Maxim Series Fund, Inc.

5. To approve amendments to the fundamental investment policies of the Fund generally to standardize the language of those policies that are required to be fundamental concerning (5.a.) borrowing, (5.b.) commodities, (5.c.) industry concentration, (5.d.) loans, (5.e.) diversification, (5.f.) real estate, (5.g.) senior securities and (5.h.) underwriting.

6. To approve amendments to the fundamental investment policies of the Fund generally to delete policies that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental concerning (6.a.) purchases of securities on margin, (6.b.) purchases of investments in other investment companies; (6.c.) investments in oil, gas and/or mineral exploration, (6.d.) exercise of control, (6.e.) purchases of restricted securities and (6.f.) purchases of foreign securities.

The votes cast in these matters++ for the Maxim Aggressive Profile II Portfolio were:

PROPOSALS #1, 3, 4, 5a, 5b, 5c, 5d, 5e, 5f, 5g, 5h, 6a

            For:                  7,957,887.923
            Against:              3,419.099.187
            Abstain*:              - 0 -

The votes cast in these matters++ for the Maxim Conservative Profile II Portfolio were:

PROPOSALS #1, 3, 4, 5a, 5b, 5c, 5d, 5e, 5f, 5g, 5h, 6a

            For:                  1,411,779.441
            Against:              255,374.518
            Abstain*:             - 0 -

The votes cast in these matters++ for the Maxim Moderately Aggressive Profile II Portfolio were:

PROPOSAL  #1
            For:       7,605,088.237
            Against:   2,084,462.651
            Abstain*:  108,386.361

PROPOSAL #3
            For:       7,590,016.248
            Against:   2,095,805.351
            Abstain*:  109,115.650

PROPOSAL #4
            For:       7,590,189.888
            Against:   2,095,805.351
            Abstain*:  109,942.010

PROPOSAL #5a
            For:       7,605,983.342
            Against:   2,189,223.907
            Abstain*:  - 0 -

PROPOSAL #5b
            For:       7,605,539.702
            Against:   2,189,223.907
            Abstain*:  173.640

PROPOSAL #5c
            For:       7,605,713.342
            Against:   2,189,223.907
            Abstain*:  - 0 -

PROPOSAL #5d
            For:       7,542,751.320
            Against:   2,252,185.929
            Abstain*:  - 0 -

PROPOSALS #5e, 5f, 5h
            For:       7,713,300.958
            Against:   2,081,462.651
            Abstain*:  173.600

PROPOSAL #5g
            For:       7,713,474.598
            Against:   2,081.462.651
            Abstain*:  - 0 -

PROPOSAL #6a
            For:       7,513,749.183
            Against:   2,173,526.811
            Abstain*:  107,761.255

The votes cast in these matters++ for the Maxim Moderately Conservative Profile II Portfolio were:

PROPOSALS  1, 5a, 5c, 5d, 5e, 5f, 5g, 5h, 6a

            For:       2,340,103.240
            Against:   48,028.943
            Abstain*:  - 0 -

PROPOSAL #3
            For:       2,310,023.774
            Against:   72,108.112
            Abstain*:  - 0 -

PROPOSAL #4
            For:       2,322,504.630
            Against:   59,627.256
            Abstain*:  - 0 -

PROPOSAL #5b
            For:       2,327,622.096
            Against:   42,028.934
            Abstain*:  12,480.856

The votes cast in these matters++ for the Maxim Moderate Profile II Portfolio were:

PROPOSAL  1
            For:                  7,568,930.651
            Against:              190,830.321
            Abstain*:             437.628

PROPOSALS 3, 4, 5a, 5b, 5c, 5d, 5e, 5f, 5g, 5h, 6a
            For:                  7,563,338.732
            Against:              196,859.868
            Abstain*:             - 0 -


*All Abstain votes are treated as `present' for purposes of achieving a quorum and in determining the votes cast on the proposals, but not as having voted FOR the proposals (and therefore have the effect of a vote against).

++ Any proposal for which a vote is not shown denotes that this proposal was not applicable to this Portfolio.